Impairments and other write-ofs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairments and other write-offs	$ 79	$ (11)	$ 1,009	$ 1,572	$ 3,330